WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS - Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Additional disclosures
Number of warrants exercised			759,536
Net proceeds from exercise of warrants	$ 731,764	$ 1,492,772	$ 2,508,133	$ 394
Series A Warrants
Additional disclosures
Number of warrants exercised	142,608		228,947
Net proceeds from exercise of warrants	$ 731,764		$ 2,512,765
Warrants
Number of Shares
Outstanding at beginning of the period	3,121,203
Granted	16,197,178
Exercised	(1,244,608)
Cancelled or expired	(10,440)
Outstanding at end of the period	18,063,333		3,121,203
Weighted Average Exercise Price Per Share
Outstanding at beginning of the period	$ 7.98
Granted	2.52
Exercised	0.59
Cancelled or expired	5.13
Outstanding at end of the period	$ 4.47		$ 7.98